Pension and other post-retirement benefits - components of net pension and other benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of benefit plans [line items]
Defined benefit expense	$ 4,790	$ 3,527
Defined contribution pension expense	11,767	13,431
Employee benefit expense	312,561	395,220
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,586	1,670
Interest income or cost	1,545	1,409
Administration cost	1	2
Defined benefit expense	3,132	3,081
Defined contribution pension expense	11,767	13,431
Employee benefit expense	14,899	16,512
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	7,702	(3,720)
Return on assets excluding interest income	(280)	292
Total actuarial losses (gains) recognized in other comprehensive income	7,422	(3,428)
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	817	1,429
Interest income or cost	841	946
Past service cost	0	(1,929)
Administration cost	0	0
Defined benefit expense	1,658	446
Defined contribution pension expense	0	0
Employee benefit expense	1,658	446
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	2,991	(4,998)
Return on assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ 2,991	$ (4,998)